Note 7 - Accounting Policies and New Standards Adopted	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of initial application of standards or interpretations [text block]
7.	ACCOUNTING POLICIES AND NEW STANDARDS ADOPTED

IFRS
15

Just Energy has adopted IFRS
15,
as issued by the IASB in
July 2014,
effective
January 1, 2018.
The new accounting policies have been applied from
April 1, 2018
and, in accordance with the transitional provisions in IFRS
15,
comparative figures have
not
been restated. Just Energy adopted IFRS
15
using the modified retrospective method, applying the practical expedient in paragraph
C5
(c) under which the aggregate effect of all modifications on the date of initial application is reflected. Accordingly, transition adjustments have been recognized through equity as at
April 1, 2018.

IFRS
15
replaces the provisions of IAS
18,
that relate to all revenue from contracts from customers, unless those contracts are in the scope of other standards. The new standard establishes a five
-step model to account for revenue arising from contracts with customers. Under IFRS
15,
revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.
Accounting policies

The following accounting policies are applicable to the accounting for all revenue arising from contracts with customers, unless those contracts are in the scope of other standards in the quarter ended
April 1, 2018
and onwards.

Gas and electricity

Sales

Just Energy historically recognized revenue based on consumption of the commodity by the customer. Often-times, the billing cycles for customers do not
coincide with the accounting periods used for financial reporting purposes. Gas and electricity that have been consumed by a customer, but not
yet billed to that customer, are estimated on an accrual basis and included in revenue during the period in which they were consumed. These accrual amounts result in contract assets and are presented as unbilled revenue under IFRS
15.
Unbilled revenue is assessed for impairment in accordance with IFRS
9.

Upon the adoption of IFRS
15,
there is
no
change in the revenue recognition for gas and electricity sales. Just Energy has identified that the material performance obligation is the provision of gas and electricity to customers, which is satisfied over time throughout the contract term. Just Energy utilizes the output method to recognize revenue based on the units of gas and electricity delivered and billed to the customer each month. Just Energy has elected to adopt the practical expedient to recognize revenue in the amount to which the entity has a right to invoice, as the entity has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s performance to date.

Expenses

Historically, North American residential sales commissions and incentives paid to brokers, employees or third
parties for acquiring new contracts with customers were recognized as selling expenses as they were incurred.

Upon the adoption of IFRS
15,
incremental costs to obtain a contract with a customer are capitalized if expected to be recovered. As such, Just Energy commenced capitalizing all upfront sales commissions, incentives and third
party verification costs that meet the criteria for capitalization. These expenses are deferred and amortized over the average customer relationship period, which varies from two
to
five
years depending on the market where the customer resides. Just Energy has elected under the practical expedient to recognize incremental costs of obtaining a contract as an expense when incurred if the contract length is one
year or less.

Impact on consolidated financial statements

The cumulative effect of changes made to the
April 1, 2018
consolidated statement of financial position for the adoption of IFRS
15
was as follows, and had a deferred income tax liability effect of
$7,493:

	Original IAS 18	Carrying amount New IFRS 15
Current assets
Customer acquisition costs	$31,852	$43,152
Non-current financial assets
Customer acquisition costs	$17,101	$34,162

The following table shows the effect of IFRS
15
adoption on the consolidated statement of financial position as at
March 31, 2019:

	As at March 31, 2019 (reported)	Balances without adoption of IFRS 15	Effect of change higher
Current assets
Customer acquisition costs	$75,707	$31,865	$43,842
Non-current financial assets
Customer acquisition costs	$46,416	$17,830	$28,586

The following table shows the movement of customer acquisition costs after the implementation of IFRS
15:

	Current assets	Non-current assets
Opening balance	$41,704	$34,106
Capitalization	98,483	39,552
Amortization	(64,480)	(27,242)
Closing balance	$75,707	$46,416

The following table shows the effect of the adoption of IFRS
15
on the consolidated statement of comprehensive income (loss) for the year ended
March 31, 2019:

	For the year ended Mar. 31, 2019 (reported)	Balances without adoption of IFRS 15	Effect of change higher (lower)
Sales	$3,812,470	$3,812,470	$-
Cost of sales	3,100,255	3,100,255	-
Gross margin	712,215	712,215	-
Expenses
Administrative	206,820	206,820	-
Selling and marketing	232,030	264,558	(32,528)
Other operating expenses	226,181	115,016	-
Restructuring costs	16,078	16,078	-
	681,109	725,827	(32,528)
Operating profit before the following	31,106	(1,422)	32,528
Finance costs	(88,072)	(88,072)	-
Change in fair value of derivative instruments and other	(153,226)	(153,226)	-
Other income -net	1,365	1,365	-
Loss before income taxes	(208,827)	(241,355)	32,528
Provision for income taxes	11,229	11,229	-
Profit (loss) from continuing operations	(220,056)	(252,584)	32,528
Loss from discontinued operations	(22,379)	(22,379)	-
Loss for the period	$(242,435)	$(274,963)	$32,528
Attributable to:
Shareholders of Just Energy	$(242,243)	$(274,771)	$32,528
Non-controlling interest	(192)	(192)	-
Loss for the period	$(242,435)	$(274,963)	$32,528
Loss per share available to shareholders
Basic	$(1.68)	$(2.20)	$0.53
Diluted	$(1.68)	$(2.20)	$0.53

IFRS
15
did
not
impact any revenue amounts related to historical or current revenue recognition. The key factors driving revenue segmentation are related to differentiation between the business divisions, which are disclosed in Note
25.

The majority of Just Energy’s customer contracts meet IFRS
15’s
B16
practical expedient where Just Energy has the right to consideration from a customer in an amount that corresponds directly with the value to the customer of the performance completed to date. While there is no
change in revenue recognition upon the adoption of IFRS
15
for flat-bill customer contracts, they do
not
meet the
B16
practical expedient and therefore require the following disclosure for contracts that have a duration of one
year or more.

The aggregate of contractual amounts allocated to performance obligations related to flat-bill contracts that are unsatisfied as at
March 31, 2019
is
$75,636.

Just Energy expects to recognize revenue on these flat-bill contracts in the amounts of:

	April 1, 2019 to March 31, 2020	April 1, 2020 to March 31, 2021	April 1, 2021 to March 31, 2022	Years thereafter	Total
Gas and electricity flat-bill contracts	$29,122	$22,564	$12,998	$10,952	$75,636

IFRS
9

Just Energy has adopted IFRS
9
as issued by the IASB in
July 2014,
effective
April 1, 2018.
The new accounting policies have been applied from
April 1, 2018
and, in accordance with the transitional provisions in IFRS
9,
comparative figures have
not
been restated. Just Energy has adopted IFRS
9
retrospectively, and accordingly, transition adjustments have been recognized through equity as at
April 1, 2018.

IFRS
9
replaces IAS
39
with respect to the recognition, classification and measurement of financial assets and financial liabilities; derecognition of financial instruments; impairment of financial assets and hedge accounting. IFRS
9
also significantly amends other standards dealing with financial instruments such as IFRS
7,
Financial Instruments: Disclosures
.

(a)	Accounting policy for financial instruments under IFRS 9

The following accounting policy is applicable to the accounting for financial instruments in the quarter ended
April 1, 2018
and onwards.

Financial assets

(i)	Recognition and derecognition

Regular purchases and sales of financial assets are recognized on the trade date, being the date on which Just Energy commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and Just Energy has transferred substantially all the risks and rewards of ownership.

(ii)	Classification

From
April 1, 2018,
Just Energy classified its financial assets in the following measurement categories:

•	Those to be measured subsequently at fair value (either through OCI or through profit or loss); and
•	Those to be measured at amortized cost.

The measurement category classification of financial assets depends on Just Energy’s business objectives for managing the financial assets and whether contractual terms of the cash flows are considered solely payments of principal and interest. For assets measured at fair value, gains and losses will be recorded either in profit or loss or in OCI depending upon the business objective.

Just Energy reclassified debt instruments when and only when its business objective for managing those assets changes.

(iii)	Measurement

At initial recognition, Just Energy measures a financial asset at its fair value. In the case of a financial asset not
categorized as fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to the acquisition of the financial asset are included in measurement at initial recognition. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss.

Subsequent measurement of debt instruments depends on Just Energy’s business objective for managing the asset and the cash flow characteristics of the asset. There are three
measurement categories into which Just Energy classifies its debt instruments:

Amortized cost
: Assets held for collection of contractual cash flows that represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt instrument is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in “finance income” using the effective interest rate method. Cash and cash equivalents, restricted cash, trade and other receivables are included in this category.

Fair value through other comprehensive income (“FVOCI”)
: Assets held to achieve a particular business objective, by collecting contractual cash flows and selling financial assets, where the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses, which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss. Interest income from these financial assets is included in “finance income” using the effective interest rate method. Just Energy has not
classified any investments in this category.

FVTPL
: Assets that do
not
meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL and is not
part of a hedging relationship is recognized in profit or loss. Just Energy classifies its derivatives and its investments in equity securities at FVTPL due to the fact that they do not
meet the criteria for classification at amortized cost as the contractual cash flows are not
solely payments of principal and interest.

Just Energy’s equity instruments are carried at FVTPL, and gains and losses are recorded in profit or loss.

(iv)	Impairment

Just Energy assesses on a forward-looking basis the expected credit losses (“ECL”) associated with its assets carried at amortized cost, including other receivables. For trade and other receivables only, Just Energy applies the simplified approach permitted by IFRS
9,
which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Trade receivables are reviewed qualitatively on a case-by-case basis to determine if they need to be written off.

ECL are measured as the difference in the present value of the contractual cash flows that are due to Just Energy under the contract, and the cash flows that Just Energy expects to receive. Just Energy assesses all information available, including past due status, credit ratings, the existence of third
party insurance and forward-looking macroeconomic factors in the measurement of the ECL associated with its assets carried at amortized cost. Just Energy measures ECL by considering the risk of default over the contract period and incorporates forward-looking information into its measurement.

(b)	New Classification categories of financial instruments on adoption of IFRS 9

As at
April 1, 2018,
the date of initial application, Just Energy’s financial instruments and new classification categories under IFRS
9
were as follows:

Classification category
	Original IAS 39	New IFRS 9
Current financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Restricted cash	Loans and receivables	Amortized cost
Trade and other receivables	Loans and receivables	Amortized cost
Derivative assets	FVTPL	FVTPL
Non-current financial assets
Investments	FVOCI and FVTPL	FVTPL
Derivative assets	FVTPL	FVTPL
Current financial liabilities
Trade and other payables	Other financial liabilities	Amortized cost
Derivative liabilities	FVTPL	FVTPL
Current portion of long-term debt	Other financial liabilities	Amortized cost
Non-current financial liabilities
Long-term debt	Other financial liabilities	Amortized cost
Derivative liabilities	FVTPL	FVTPL

Upon adoption of IFRS
9,
the investment in ecobee is classified as FVTPL instead of available for sale, resulting in a movement of
$17,863
relating to the unrealized gain on revaluation of investments, net of income taxes from OCI to accumulated earnings on
April 1, 2018.

(c)	Reconciliation of lifetime ECL balance from IAS 39 to IFRS 9

The following table reconciles the closing lifetime ECL for financial assets and contract assets in accordance with IAS
39
as at
March 31, 2018
to the opening allowance for credit losses as at
April 1, 2018.

	Impairment allowance under IAS 39 as at March 31, 2018	Remeasurement	Lifetime expected credit loss under IFRS 9 as at April 1, 2018
Trade and other receivables	$60,121	$11,237	$71,358
Unbilled revenue	$-	$12,399	$12,399

(d)	Impairment of financial assets

Just Energy has
two
types of financial assets subject to IFRS
9’s
new ECL model: (i) trade and other receivables and (ii) unbilled revenue. Just Energy was required to revise its impairment methodology under IFRS
9
for each of these classes of assets. For trade and other receivables, Just Energy applies the simplified approach to providing for ECL prescribed by IFRS
9,
which requires the use of the lifetime expected loss provision for all trade receivables and unbilled revenue. Measurement of ECL resulted in an increase to the provision for trade receivables and unbilled revenue of
$23,636,
which was recorded as at
April 1, 2018.
This was before the income tax impact of
$5,616,
which reduced the deferred income tax liability, as at
April 1, 2018.

(e)	Derivatives and hedging activities

Just Energy did
not
apply hedge accounting under IAS
39,
nor under IFRS
9.